Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	25,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	752,077	423,273
Common stock, shares outstanding	752,077	423,273
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,281,759	9,400,259
Preferred stock, shares outstanding	9,281,759	9,400,259